Note 12 - Interest and Finance Costs - Summary of Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest on debt (including $928, $0 and $0, respectively, to related party)	$ 7,342	$ 16,033	$ 16,586
Bank charges and loan commitment fees (including $20, $0 and $0, respectively, to related party)	20	233	282
Amortization and write-off of financing fees	840	6,311	1,812
Amortization of debt discount	0	0	324
Total	8,202	22,577	19,004
Less interest capitalized	(1,204)	(1,621)	(927)
Total	$ 6,998	$ 20,956	$ 18,077